Consolidated Statements of Changes in Equity (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Stockholders' Equity [Abstract]
Cash dividends, per share	$ 0.12	$ 0.15	$ 0.2